Disposition of Point Cattle (Tables)	12 Months Ended
Dec. 31, 2020
Disposition Of Point Cattle [Abstract]
Schedule of net loss from discontinued operations
	For the Years Ended December 31,
	2020	2019	2018
Discontinued Operations
Turnover	$-	$4,572,153	$7,889,201
Operating expenses	-	(12,129,167)	(10,182,832)
Other income, net	-	680,951	186,547
Income tax expenses	-	(806,803)	461,171
Impairment of net assets	(3,734,498)	-	-
Net gain from discontinued operations	(100,185)	-	-
Net loss from discontinued operations	$(3,834,683)	$(7,682,866)	$(1,645,913)

Schedule of consolidated statements of operations and comprehensive loss
	For the Years Ended December 31, 2019
	Statements of operations filed in last year’s consolidated financial statements	Discontinued operations	Statements of operations filed in this year’s consolidated financial statements

Turnover	$4,572,153	$4,572,153	$-
Operating expenses	(14,122,492)	(12,129,167)	(1,993,325)
Other income, net	680,951	680,951	-
Income tax expenses	(806,803)	(806,803)	-
Net loss from continuing operations	(9,676,191)	-	(1,993,325)
Net loss from discontinued operations	-	(7,682,866)	(7,682,866)
Net loss	$(9,676,191)	$(7,682,866)	$(9,676,191)
	For the Years Ended December 31, 2018
	Statements of operations filed in last year’s consolidated financial statements	Discontinued operations	Statements of operations filed in this year’s consolidated financial statements

Turnover	$7,889,201	$7,889,201	$-
Operating expenses	(12,074,045)	(10,182,832)	(1,891,213)
Other income, net	186,547	186,547	-
Income tax benefits	461,171	461,171	-
Net loss from continuing operations	(3,537,126)	-	(1,891,213)
Net loss from discontinued operations	-	(1,645,913)	(1,645,913)
Net loss	$(3,537,126)	$(1,645,913)	$(3,537,126)